Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2015
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income/ (loss)
2Q15 (CHF million)
Balance at beginning of period	(23)	(12,947)	74	(3,921)	431	(16,386)
Increase/(decrease)	25	(1,027)	(11)	6	0	(1,007)
Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)
Reclassification adjustments, included in net income	7	4	(1)	86	(22)	74
Total increase/(decrease)	31	(1,023)	(12)	92	(22)	(934)
Balance at end of period	8	(13,970)	62	(3,829)	409	(17,320)
1Q15 (CHF million)
Balance at beginning of period	(31)	(11,478)	64	(4,010)	452	(15,003)
Increase/(decrease)	18	(1,471)	10	1	0	(1,442)
Increase/(decrease) due to equity method investments	(16)	0	0	0	0	(16)
Reclassification adjustments, included in net income	6	2	0	88	(21)	75
Total increase/(decrease)	8	(1,469)	10	89	(21)	(1,383)
Balance at end of period	(23)	(12,947)	74	(3,921)	431	(16,386)
2Q14 (CHF million)
Balance at beginning of period	6	(13,922)	60	(2,722)	495	(16,083)
Increase/(decrease)	12	62	12	4	0	90
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	(5)	0	0	38	(22)	11
Total increase/(decrease)	12	62	12	42	(22)	106
Balance at end of period	18	(13,860)	72	(2,680)	473	(15,977)
6M15 (CHF million)
Balance at beginning of period	(31)	(11,478)	64	(4,010)	452	(15,003)
Increase/(decrease)	43	(2,498)	(1)	7	0	(2,449)
Increase/(decrease) due to equity method investments	(17)	0	0	0	0	(17)
Reclassification adjustments, included in net income	13	6	(1)	174	(43)	149
Total increase/(decrease)	39	(2,492)	(2)	181	(43)	(2,317)
Balance at end of period	8	(13,970)	62	(3,829)	409	(17,320)
6M14 (CHF million)
Balance at beginning of period	(11)	(13,674)	52	(2,757)	515	(15,875)
Increase/(decrease)	24	(186)	20	1	0	(141)
Increase/(decrease) due to equity method investments	13	0	0	0	0	13
Reclassification adjustments, included in net income	(8)	0	0	76	(42)	26
Total increase/(decrease)	29	(186)	20	77	(42)	(102)
Balance at end of period	18	(13,860)	72	(2,680)	473	(15,977)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	2Q15	1Q15	2Q14	6M15	6M14
Reclassification adjustments, included in net income (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	110	112	50	222	100
Tax expense/(benefit)	(24)	(24)	(12)	(48)	(24)
Net of tax	86	88	38	174	76
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(29)	(28)	(28)	(57)	(53)
Tax expense	7	7	6	14	11
Net of tax	(22)	(21)	(22)	(43)	(42)
1 These components are included in the computation of total benefit costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q15		1Q15		2Q14		6M15		6M14
Common shares issued
Balance at beginning of period	1,607,168,947		1,607,168,947		1,596,119,349		1,607,168,947		1,596,119,349
Issuance of common shares	31,226,399		0		11,049,598		31,226,399		11,049,598
of which share-based compensation	0		0		11,049,598		0		11,049,598
Balance at end of period	1,638,395,346		1,607,168,947		1,607,168,947		1,638,395,346		1,607,168,947
Treasury shares
Balance at beginning of period	(43,695,094)		(7,666,658)		(8,866,124)		(7,666,658)		(5,183,154)
Sale of treasury shares	220,985,925		80,525,427		78,696,088		301,511,352		146,666,213
Repurchase of treasury shares	(224,833,683)		(117,313,038)		(101,311,442)		(342,146,721)		(173,617,947)
Share-based compensation	41,575,944		759,175		24,285,332		42,335,119		24,938,742
Balance at end of period	(5,966,908)		(43,695,094)		(7,196,146)		(5,966,908)		(7,196,146)
Common shares outstanding
Balance at end of period	1,632,428,438	[1]	1,563,473,853	[1]	1,599,972,801	[1]	1,632,428,438	[1]	1,599,972,801	[1]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.